Financial Highlights
(For a share outstanding throughout each period)
--------------------------------------------------------------------------


[CAPTION]

                                              Six Months
                                            Ended 06/30/00           Year ended December 31,
                                                             ---------------------------------------
                                             (unaudited)     1999     1998     1997     1996     1995
                                            --------------   ----     ----     ----     ----     ----

NET ASSET VALUE, BEGINNING OF PERIOD            $3.06        $3.39   $3.69     $3.53    $3.42    $3.21

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                           .16          .33     .32       .30      .30      .30
  Net gains (losses) on securities
   (realized and unrealized)                     (.27)        (.33)   (.30)      .15      .11      .21
                                               ------        -----    -----    -----    -----    -----

     Total from investment operations           (.11)         ---     .02        .45      .41      .51
                                               ------        -----    -----    -----    -----    -----

  LESS DISTRIBUTIONS: ***
  From net investment income                     (.08)       (.33)    (.32)     (.29)    (.30)    (.30)
                                               ------        -----    -----    -----    -----     -----

NET ASSET VALUE, END OF PERIOD                  $2.87        $3.06    $3.39      $3.69    $3.53   $3.42
                                               ------        -------  -------  -------  ------   ------
                                               ------        -------  -------  -------  ------   ------


TOTAL RETURN                                   (3.63) **      (0.07)%   0.47%   13.13%   12.37%   16.16%


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)           $165.6        $202.8   $239.4    $254.2   $185.7    $162.1
Ratio of expenses to average net assets         0.57% *       .50%     .48%      .50%     .55%      .58%
Ratio of net investment income
  to average net assets                        10.41% *      9.81%    8.69%      8.29%    8.55%     8.72%
Portfolio turnover rate                         7.65% *      47.2%    49.3%      32.2%    33.2%     29.2




  * Annualized.
 ** Not annualized.
*** No capital gains were distributed for the periods presented.

        The accompanying notes to financial statements are an
        integral part of these statements.
-------------------------------------------------------------------------
TOP TEN ISSUERS
June 30, 2000 (unaudited)
--------------------------------------------------------------------------

                                            Percentage of
     Name                                    Net Assets
     ----                                   ------------
Parker Drilling Company .....................   4.67%
Perkins Family Restaurants, L.P..............   4.64%
NEXTLINK Communications, Inc.................   4.55%
Canadian Forest Oil Ltd......................   4.45%
KinderCare Learning Centers, Inc.............   4.44%
Fisher Scientific International Inc..........   4.42%
Polaroid Corporation.........................   4.39%
Level 3 Communications, Inc..................   4.33%
United Rentals, Inc..........................   4.27%
Quorum Health Group, Inc.....................   4.01%
                                               ------
   Total of top ten .........................  44.17%
                                               ------
                                               ------

Schedule of Investments
June 30, 2000 (unaudited)
------------------------------------------------------------------------

[CAPTION]

                                                                       Quoted
Shares or                                                              Market
Principal                                                              Value
  Amount                                                              (Note A)
---------                                                         ------------

NON-CONVERTIBLE BONDS -- 81.02%
            Communication Services -- 11.49%
$7,000,000  Call-Net Enterprises, Inc.
             9.375%, 05/15/09 ...................................  $ 4,305,000
 8,000,000  Level 3 Communications, Inc.
             9.125%, 05/01/08 ...................................    7,180,000
 8,000,000  NEXTLINK Communications, Inc.
             9.625%, 10/01/07 ...................................    7,540,000
                                                                  ------------
                                                                    19,025,000
                                                                  ------------

            Consumer Cyclicals - Products -- 13.42%
 7,000,000  Brown Shoe Company, Inc.
             9.50%, 10/15/06 ....................................    6,547,500
 3,700,000  Outboard Marine Corp.
             8.625%, 03/15/01 ...................................    3,693,347
 7,000,000  Polaroid Corporation
             11.50%, 02/15/06 ...................................    7,280,000
 5,000,000  Sequa Corp.
             9.00%, 08/01/09 ....................................    4,800,000
                                                                  ------------
                                                                    22,230,847
                                                                  ------------

            Consumer Cyclicals - Services -- 11.76%
 7,000,000  Greyhound Lines, Inc.
             11.50%, 04/15/07 ...................................    5,040,000
 8,000,000  KinderCare Learning Centers, Inc.
             9.50%, 02/15/09 ....................................    7,360,000
 8,000,000  United Rentals, Inc.
             9.00%, 04/01/09 ....................................    7,080,000
                                                                  ------------
                                                                    19,480,000
                                                                  ------------

            Consumer Staples -
             Drug, Retail, Food & Beverage -- 16.85%
 1,000,000  Chiquita Brands International, Inc.
             9.625%, 01/15/04 ...................................      800,000
 3,000,000  Chiquita Brands International, Inc.
             9.125%, 03/01/04 ...................................    2,370,000
 3,000,000  Chiquita Brands International, Inc.
             10.25%, 11/01/06 ...................................    2,385,000
 4,000,000  Fleming Companies, Inc.
             10.50%, 12/01/04 ...................................    3,580,000
 4,000,000  Fleming Companies, Inc.
             10.625%, 07/31/07 ..................................    3,340,000
 8,000,000  Perkins Family Restaurants, L.P.
             10.125%, 12/15/07 ..................................    7,680,000
 5,000,000  Sbarro, Inc.
             11.00%, 9/15/09 ....................................    5,112,500
 3,000,000  Stater Brothers Holdings, Inc.
             10.75%, 08/15/06 ...................................    2,640,000
                                                                  ------------
                                                                    27,907,500
                                                                  ------------

            Consumer Staples -
             Media & Entertainment -- 6.82%
 8,000,000  AMC Entertainment Inc.
             9.50%, 03/15/09 ....................................    3,720,000
 7,000,000  Cinemark USA, Inc.
             9.625%, 08/01/08 ...................................    3,640,000
 4,000,000  Hollinger International, Inc.
             9.25%, 02/01/06 ....................................    3,945,000
                                                                  ------------
                                                                    11,305,000
                                                                  ------------

            Energy --  9.13%
 7,850,000  Canadian Forest Oil Ltd.
             8.75%, 09/15/07 ....................................    7,379,000
 8,000,000  Parker Drilling Company
             9.75%, 11/15/06 ....................................    7,740,000
                                                                  ------------
                                                                    15,119,000
                                                                  ------------

            Health Care - Services -- 8.43%
 8,000,000  Fisher Scientific International Inc.
             9.00%, 02/01/08 ....................................    7,320,000
 7,000,000  Quorum Health Group, Inc.
             8.75%, 11/01/05 ....................................    6,650,000
                                                                  ------------
                                                                    13,970,000
                                                                  ------------

            Technology - Products -- 3.12%
 5,000,000  Advanced Micro Devices, Inc.
            11.00%, 08/01/03 ....................................    5,162,500
                                                                  ------------

                TOTAL NON-CONVERTIBLE BONDS
                 (cost $156,531,831) ............................  134,199,847
                                                                  ------------
CONVERTIBLE BOND -- 0.98%
$ 2,781,000  Emeritus Corporation
             6.25%, 01/01/06 ....................................   $1,630,361
                 (cost $2,308,230)
                                                                  ------------

STOCKS -- 7.97%
            Consumer Staples -
             Drug, Retail, Food & Beverage -- 2.72%
   265,000  Glacier Water Trust I
             Preferred, 9.0625%, 01/31/28 .......................    4,505,000
                                                                  ------------

            Financial - Banks & Diversified
             Financials -- 0.00%
     5,000  Homestead Savings Convertible
             Preferred, Series A, $2.95 * .......................        5,000
                                                                  ------------

            Financial - Real Estate
             Investment Trusts -- 5.25%
   300,000  National Health Investors, Inc. .....................    3,300,000
   611,828  National Health Realty, Inc. ........................    4,932,863
    20,500  Reckson Associates Realty Corp.
             Convertible Preferred, 7.625%, Series A ............      454,844
                                                                  ------------
                                                                     8,687,707
                                                                  ------------
                TOTAL STOCKS
                 (cost $23,415,941) .............................   13,197,707
                                                                  ------------
SHORT-TERM INVESTMENTS -- 7.30%
            Commercial Paper --5.88%
  1,250,000  Universal Foods Corporation
             6.75%, due July 5, 2000 .............................   1,249,531
  3,000,000  Fiserv, Inc. ........................................
             6.90%, due July 7, 2000 .............................   2,997,700
  3,000,000  Universal Foods Corporation .........................
             6.95%, due July 11, 2000 ............................   2,995,367
  2,500,000  Banta Corporation ...................................
             6.80%, due July 19, 2000 ............................   2,492,445
                                                                     ---------
                                                                     9,735,043
                                                                     ---------
            Variable Rate Demand Note -- 1.42%
  2,352,355  Firstar Bank U.S.A., N.A.
             6.34%, due July 3, 2000 .............................   2,352,355
                                                                  ------------
                TOTAL SHORT-TERM INVESTMENTS
                 (cost $12,072,676) .............................   12,087,398
                                                                  ------------
                TOTAL INVESTMENTS
                 (cost $194,328,678) -- 97.27% ..................  161,115,313
                                                                  ------------

            OTHER ASSETS,
             NET OF LIABILITIES -- 2.73% ........................    4,531,440
                                                                  ------------

                TOTAL NET ASSETS
                 (Basis of percentages
                 disclosed above) -- 100.00% .................... $165,646,753
                                                                  ------------
                                                                  ------------


* This security has been classified as non-income producing.


  The accompanying notes to financial statements are an integral part of this statement.

Statement of Assets and Liabilities
June 30, 2000 (unaudited)
-------------------------------------------------------------------------



ASSETS:
     Investments in securities at market value
      (cost $194,328,678) (Note A)                                $ 161,115,313
     Interest and dividends receivable .......................        4,685,215
                                                                  -------------
               Total assets ...................................     165,800,528
                                                                  -------------

LIABILITIES:
     Payables -
          Management fee (Note B)                                       55,914
          Other payables and accrued expenses                           97,861
                                                                  ------------
               Total liabilities                                       153,775
                                                                  ------------
               Total net assets                                   $165,646,753
                                                                  ------------
                                                                  ------------

NET ASSETS CONSIST OF:
     Fund shares issued and outstanding                           $210,947,281
     Net unrealized depreciation on investments (Note C)           (33,228,087)
     Accumulated net realized losses on investments                (17,329,045)
     Accumulated undistributed net investment income                 5,256,604
                                                                  ------------
                                                                  $165,646,753
                                                                  ------------
                                                                  ------------

NET ASSET VALUE PER SHARE ($.01 par value, 100,000,000 shares authorized), offering price and redemption price
    ($165,646,753 ./. 57,626,418 shares outstanding)                     $2.87
                                                                        ------
                                                                        ------



        The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2000 (unaudited)
-------------------------------------------------------------------------

INCOME: (Note A)
     Interest                                                       $ 8,153,891
     Dividends                                                        1,256,588
                                                                    -----------
            Total income                                              9,410,479
                                                                    -----------

EXPENSES:
     Management fee (Note B)                                            330,574
     Transfer agent fees                                                 62,091
     Legal fees                                                          31,325
     Registration fees                                                   18,656
     Postage and mailing                                                 14,760
     Audit and tax consulting fees                                        9,900
     Printing                                                             8,936
     Custodian fees                                                       4,032
     Pricing service                                                      3,335
     Insurance                                                            3,240
     Directors fees                                                       3,000
     Other operating expenses                                             1,787
                                                                    -----------
            Total expenses                                              491,636
                                                                    -----------
            Net investment income                                     8,918,843
                                                                    -----------

NET REALIZED LOSS ON INVESTMENTS                                    (4,267,018)

NET INCREASE IN UNREALIZED DEPRECIATION ON INVESTMENTS             (11,033,943)
                                                                    -----------
            Net realized and unrealized loss on investments        (15,300,961)
                                                                    -----------
            Net decrease in net assets resulting from operations   $(6,382,118)
                                                                     ----------
                                                                    -----------
        The accompanying notes to financial statements are an
        integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 2000 (unaudited) and the year ended December 31, 1999
--------------------------------------------------------------------------


                                                                              2000                 1999
                                                                          -------------         ------------

OPERATIONS:
     Net investment income                                               $  8,918,843           $ 22,041,474
     Net realized gain (loss) on investments                               (4,267,018)            (9,476,444)
     Net decrease in unrealized appreciation on investments               (11,033,943)           (12,577,039)
                                                                         ------------           ------------
          Net decrease in net assets resulting
           from operations                                                 (6,382,118)              ( 12,009)
                                                                           ------------         -----------
DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net investment income
      ($0.0780 and $0.3312 per share, respectively)                        (4,403,671)           (22,043,838)
                                                                         ------------           ------------


CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares issued (5,899,361 and 13,812,153 shares,
       respectively)                                                       17,010,653             45,693,672
     Reinvestment of distributions
       (1,163,579 and 5,210,003 shares, respectively)
     Cost of shares redeemed (15,751,420 and 23,298,958 shares,             3,304,564             16,763,222
       respectively)                                                      (46,657,343)           (77,046,234)
                                                                        -------------           ------------
            decrease) in net assets derived from
            capital share transactions                                    (26,342,126)           (14,589,340)
                                                                         ------------           ------------

          Total decrease in net assets                                    (37,127,915)           (36,645,187)
                                                                         ------------           ------------

NET ASSETS:
     Beginning of period (including undistributed net
      investment income of $741,432 and $743,796, respectively)           202,774,668            239,419,855
                                                                         ------------           ------------
     End of period (including undistributed net
      investment income of $5,256,604 and $741,432, respectively)         $165,646,753          $202,774,668
                                                                         ------------           ------------
                                                                         ------------           ------------



        The accompanying notes to financial statements are an integral part of these statements.

Historical Record (unaudited)
-------------------------------------------------------------------------

[CAPTION]

                                              Net Investment
                                   Net           Income         Growth of An
                               Asset Value    Distributions    Initial $10,000
                                Per Share       Per Share        Investment**
                               -----------    --------------   ---------------

November 21, 1977*...........    $5.10          $  ----           $10,000
December 31, 1987............     3.64           0.4660            22,560
December 31, 1988............     3.68           0.3710            25,164
December 31, 1989............     3.44           0.3830            26,155
December 31, 1990............     3.01           0.3970            25,886
December 31, 1991............     3.34           0.3460            31,853
December 31, 1992............     3.38           0.2955            35,143
December 31, 1993............     3.52           0.2890            39,695
December 31, 1994............     3.21           0.3010            39,626
December 31, 1995............     3.42           0.2950            46,029
December 31, 1996............     3.53           0.2960            51,721
December 31, 1997............     3.69           0.2903            58,514
December 31, 1998............     3.39           0.3155            58,788
December 31, 1999............     3.06           0.3312            58,749
June 30, 2000................     2.87           0.0780(a)         56,614
    The Fund distributed no capital gains for the time periods listed.


 *  Initial date under Nicholas Company, Inc. management.
**  Assuming reinvestment of distributions.

(a) Paid $0.0780 in net investment income on April 19, 2000 to shareholders of record April 18, 2000.



The accompanying notes to financial statements are an integral part of this statement.

Notes to Financial Statements
June 30, 2000 (unaudited)
-----------------------------------------------------------------------------

Note A -- Summary of significant accounting policies:

     Nicholas Income Fund, Inc. (the "Fund") is an open-end diversified investment company registered under the Investment Company Act of 1940, as amended. The primary objective of the Fund is high current income consistent with the preservation and conservation of capital values.

      Securities valuation -- Market values of most debt securities are based on valuations provided by a pricing service, which determines valuations for normal, institutional-size trading units of securities using market information, transactions for comparable securities and various other relationships between securities which are generally recognized by institutional traders. Equity securities are generally valued at the last sale price reported by the principal security exchange on which the issue is traded or if no sale is reported, the latest bid price is used. U.S.
Treasury Bills and commercial paper, if any, are stated at market value with the resultant difference between market value and original purchase price being recorded as interest income. Variable rate demand notes are valued at cost which approximates market value. Investments for which market quotations are not readily available are valued at their fair value.

      Securities transactions and related investment income -- Securities transactions are generally recorded no later than the first business day after the trade date (date the order to buy or sell is executed). Gains or losses on sales of investments are calculated on an identified cost basis.
Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are generally declared and paid on a quarterly basis. Net realized gains on investments, if any, are declared and distributed at least annually.

     Income taxes -- No provision has been made for federal income taxes or excise taxes because it is the policy of the Fund to distribute all net investment income and qualify as a "regulated investment company" under the provisions in the Internal Revenue Code applicable to regulated investment companies. The Fund is not subject to State of Wisconsin income taxes.

     Use of estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


Note B -- Management Fees

     The Fund has an investment advisory agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. The management fee of Nicholas
Company, Inc. is payable at an annual rate of 1/2 of 1% of the average daily net assets of the Fund up to and including $50,000,000. On average daily net assets over $50,000,000 up to and including $100,000,000, the management fee is reduced to an annual rate of 4/10 of 1% and on average daily net assets over $100,000,000, the fee is further reduced to an annual rate of 3/10 of 1%. Nicholas Company, Inc. has agreed to reduce such management fee by any operating expenses (other than management fee) incurred by the Fund in excess of 1/2 of 1% of average daily net assets.

      At June 30, 2000, liabilities of the Fund included $55,914 payable to the investment adviser.


Note C -- Investment portfolio transactions:

     At June 30, 2000, the net unrealized depreciation was as follows (the
Fund's book and federal income tax cost of investment assets were substantially identical):

              Aggregate gross unrealized appreciation for all
               investments in which there was an excess of
               value over tax cost.........................      $     45,301


              Aggregate gross unrealized depreciation for all
               investments in which there was an excess of
               tax cost over value.........................       (33,273,388)
                                                                  -----------


                    Net unrealized depreciation............      $(33,228,087)
                                                                  -----------
                                                                  -----------


    As of June 30, 2000 the Fund has approximately $17,329,000 of net capital losses which may be used to offset capital gains in future years. Capital loss carryovers of approximately $2,081,000 will expire in 2000, $1,505,000 in 2003, $9,476,000 in 2007 and 4,267,000 in 2008.

     For the six months ended June 30, 2000, the cost of purchases and the proceeds from sales of investments, other than short-term obligations, aggregated $6,282,500 and $37,517,678, respectively.






OFFICERS AND DIRECTORS

ALBERT O. NICHOLAS, President and Director

JAY H. ROBERTSON, Director

MELVIN L. SCHULTZ, Director

DAVID L. JOHNSON, Executive Vice President

THOMAS J. SAEGER, Executive Vice President and Secretary

JEFFREY T. MAY, Senior Vice President and Treasurer

DAVID O. NICHOLAS, Senior Vice President

CANDACE L. LESAK, Vice President

KATHLEEN A. EVANS, Assistant Vice President

Investment Adviser
NICHOLAS COMPANY, INC.
Milwaukee, Wisconsin
414-272-6133 or 800-227-5987

Transfer Agent
FIRSTAR MUTUAL FUND SERVICES, LLC
Milwaukee, Wisconsin
414-276-0535 or 800-544-6547

Custodian
FIRSTAR INSTITUTIONAL CUSTODY SERVICES
Cincinnati, Ohio

Auditors
DELOITTE & TOUCHE LLP
Chicago, Illinois

Counsel
MICHAEL, BEST & FRIEDRICH LLP
Milwaukee, Wisconsin






This  report  is submitted for the information of shareholders  of the  Fund.  It  is not authorized for distribution to  prospective
investors   unless  preceded  or  accompanied  by   an   effective
prospectus.

SEMIANNUAL REPORT

NICHOLAS INCOME FUND, INC.

700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds.com

June 30, 2000



